CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 13,094	$ 16,374
Restricted cash	99	96
Short-term bank deposits	15,015	3,215
Investment in Evogene	4,713	5,196
Other accounts receivable and prepaid expenses	736	690
Total current assets	33,657	25,571
NON-CURRENT INVESTMENTS:
Long-term lease deposits	22	59
Severance pay fund	1,900	1,728
Total non-current investments	1,922	1,787
LONG-TERM PREPAID EXPENSES	201	301
PROPERTY AND EQUIPMENT, NET	1,226	1,250
Total assets	37,006	28,909
CURRENT LIABILITIES:
Trade payables	857	443
Other accounts payable and accrued expenses	1,219	941
Total current liabilities	2,076	1,384
NON-CURRENT LIABILITIES:
Research and development funding arrangements and others	12,037	7,872
Accrued severance pay	2,179	1,981
Total non-current liabilities	14,216	9,853
SHAREHOLDERS' EQUITY (Note 6):
Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2013 and December 31, 2012; 38,361,450 and 36,590,478 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	104	99
Additional paid-in capital	216,304	206,325
Accumulated other comprehensive income	4,838	5,367
Accumulated deficit	(200,532)	(194,119)
Total shareholder' equity	20,714	17,672
Total liabilities and shareholders' equity	$ 37,006	$ 28,909